Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized gains (losses) on investment securities, Balance at beginning of period	¥ 1,995,314	¥ 2,304,555
Net unrealized gains (losses) on investment securities, Net change during the period	(132,427)	(396,849)
Net unrealized gains (losses) on investment securities, Effect of adopting new guidance on consolidation of certain variable interest entities	5,509
Net unrealized gains (losses) on investment securities, Balance at end of period	1,868,396	1,907,706
Net debt valuation adjustments, Balance at beginning of period	(2,080)
Net debt valuation adjustments, Net change during the period	866
Net debt valuation adjustments, Balance at end of period	(1,214)
Net unrealized gains on derivatives qualifying for cash flow hedges, Balance at beginning of period	4,516	2,708
Net unrealized gains on derivatives qualifying for cash flow hedges, Net change during the period	19,205	2,683
Net unrealized gains on derivatives qualifying for cash flow hedges, Balance at end of period	23,721	5,391
Defined benefit plans, Balance at beginning of period	(317,422)	(187,640)
Defined benefit plans, Net change during the period	18,291	(23,566)
Defined benefit plans, Balance at end of period	(299,131)	(211,206)
Foreign currency translation adjustments, Balance at beginning of period	620,931	947,632
Foreign currency translation adjustments, Net change during the period	(730,374)	(28,230)
Foreign currency translation adjustments, Effect of adopting new guidance on consolidation of certain variable interest entities	(1,636)
Foreign currency translation adjustments, Balance at end of period	(111,079)	919,402
Accumulated other comprehensive income (loss), net of taxes: Balance at end of period	¥ 1,480,693	¥ 2,621,293	¥ 2,301,259